Mining Interest, Plant and Equipment	12 Months Ended
Apr. 30, 2020
Disclosure Of Property Plant And Equipment [Abstract]
Mining Interest, Plant and Equipment
8.	Mining Interest, Plant and Equipment

	Mining Interest	Plant and Equipment Mining	Plant and Equipment Altiplano	Corporate Office Equipment	Total
Cost

Balance, April 30, 2018	$64,358	$23,176	$6,654	$692	$94,880
Additions	1,338	1,055	92	25	2,510
Impairment write-down	-	-	(5,576)	(2)	(5,578)
Effect of foreign exchange	2,734	1,238	876	-	4,848

Balance, April 30, 2019	68,430	25,469	2,046	715	96,660
Additions	1,613	251	-	10	1,874
Sale of Altiplano	-	-	(2,137)	-	(2,137)
Effect of foreign exchange	2,733	883	91	-	3,707

Balance, April 30, 2020	$72,776	$26,603	$-	$725	$100,104

Depreciation

Balance, April 30, 2018	$40,312	$11,919	$650	$523	$53,404
Depreciation for the year	1,923	1,768	118	90	3,899
Impairment write-down	-	-	(774)	-	(774)
Effect of foreign exchange	1,701	806	6	-	2,513

Balance, April 30, 2019	43,936	14,493	-	613	59,042
Depreciation for the year	1,374	1,851	-	78	3,303
Impairment write-down	-	-	-	-	-
Effect of foreign exchange	1,814	643	-	-	2,457
Balance, April 30, 2020	$47,124	$16,987	$-	$691	$64,802

Carrying amounts
Balance, April 30, 2019	$24,494	$10,976	$2,046	$102	$37,618

Balance, April 30, 2020	$25,652	$9,616	$-	$34	$35,302

8	Mining Interest, Plant and Equipment – (cont’d)

Sale of Altiplano Facility

On August 5, 2015, the Company acquired Cortez Gold Corp. (“Cortez”) in an all-share transaction completed pursuant to a court approved Plan of Arrangement under the Business Corporations Act (British Columbia). Cortez, through its subsidiary, Altiplano, owns and manages the Altiplano facility which processes third party gold and silver concentrate in Matehuala, Mexico.

The Company accepted an offer on July 5, 2019, to purchase 100% of the shares of Altiplano for US$1.6 million. The stock purchase agreement requires the payment of the US$1.6 million in instalments as to US$0.5 million on closing (received), US$0.5 million on August 31, 2019 (received), and US$0.2 million each 3 months from November 30, 2019 (received two payments, and third was received subsequent to April 30, 2020) to May 31, 2020. As a result, management had written down the plant and land at April 30, 2019 to US $1,600, less estimated selling costs of $100. The Company recorded an impairment of $4,804 to the Statements of Operations and Comprehensive Loss during the year ended April 30, 2019. Remaining working capital amounts of Altiplano of $39 have been expensed to the income statement in the current period.

Sale of San Pedrito

On March 21, 2017, the Company finalized the sale of its San Pedrito Property, a non-core asset located in Queretaro, Mexico for Mexican Pesos (“MXN$”) 192,784,331 and reported a gain of $7,128 on the Statement of Operations and Comprehensive Loss during the year ended April 30, 2017. During the prior year ending April 30, 2019, the Company received MXN$ 15,000,000 ($1,027) and interest of MXN$ 2,300,000 ($159) on 6 ha of the remaining 14 ha of parcels to be paid and made an allowance for the remaining receivable of $441 to the Statements of Operations and Comprehensive Loss.